INCOME TAXES - Reconciliation between statutory and effective income tax (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Effective income tax rate reconciliation, difference due to tax effects
Netherlands corporate tax rate	25.00%
Profit / (loss) before tax from continuing operations	$ 1,181	$ (248)	$ 328
Income tax benefit / (expense) at statutory tax rate (25.0%)	(295)	62	(82)
Different tax rates in different jurisdictions	20	89	84
Non-deductible expenses	(90)	(120)	(117)
Non-taxable income	5	49	35
Adjustments in respect of previous years	(49)	(39)	(52)
Movements in recognized deferred tax assets	(13)	(354)	(166)
Withholding taxes	(50)	45	(123)
Uncertain tax positions	6	(17)	(24)
Change in income tax rate	1	(6)	(10)
Other	(33)	(78)	(17)
Income tax benefit / (expense)	$ (498)	$ (369)	$ (472)
Effective tax rate	42.20%	(148.80%)	143.90%